INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Gross carrying amount
Trade names	43,878	47,068
Brand	5,920	4,534
Student populations	39,817	39,817
Software	37,024	31,371
Others	16,203	12,206
	142,842	134,996
Less: accumulated amortization
Trade names	—	—
Brand	—	—
Student populations	(39,288)	(39,711)
Software	(34,945)	(29,206)
Others	(12,002)	(11,271)
	(86,235)	(80,188)
Intangible assets, net
Trade names	43,878	47,068
Brand	5,920	4,534
Student populations	529	106
Software	2,079	2,165
Others	4,201	935
	56,607	54,808

Intangible assets – others include customer relationships, cooperative agreements, non-compete agreements, trademark, workforce, license and accreditation. For the years ended December 31, 2018, 2019 and 2020, the Group performed impairment test on the trade name and  brand, and recognized impairment loss of RMB nil, RMB 5,030 and RMB 1,386, respectively.

Amortization expenses for intangible assets amounted to RMB 4,651, RMB 6,042 and RMB 5,599 for the years ended December 31, 2018, 2019 and 2020, respectively, of which RMB 1,393, RMB 3,063 and RMB 3,696 are included in cost of sales and the remaining are included in general and administrative expenses. Based on the current amount of intangible assets subject to amortization, the estimated amortization expenses for each of the future annual periods are as follows:

Amount
RMB

2021	1,181
2022	382
2023	351
2024	329
2025	329
Thereafter	634
Total	3,206